Label	Element	Value
(Core High Yield Fund - Classes A and C) | (Core High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 16 to 18 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 16 to 18 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's Statement of Additional Information under "Initial sales charge on Class A and Class T shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to the risks of investing in high-yield securities that have not defaulted. The fund generally will not receive interest payments on defaulted debt securities, and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to defaulted debt, the fund may lose its entire investment in such securities.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares. Class C shares were first offered on March 27, 2013. Class C share returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.95%. Best quarter: Q3 '10, 7.86% Worst quarter: Q3 '11, –5.12%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for Class C shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(Core High Yield Fund - Classes A and C) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.41%
Inception	rr_AverageAnnualReturnSinceInception	16.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Core High Yield Fund - Classes A and C) | (Core High Yield Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.64%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.25%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	512
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,003
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,731
Annual Return 2010	rr_AnnualReturn2010	20.82%
Annual Return 2011	rr_AnnualReturn2011	6.74%
Annual Return 2012	rr_AnnualReturn2012	15.49%
Annual Return 2013	rr_AnnualReturn2013	8.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.95%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.95%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.86%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -5.12%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	4.14%
Inception	rr_AverageAnnualReturnSinceInception	15.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Core High Yield Fund - Classes A and C) | (Core High Yield Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.90%
Inception	rr_AverageAnnualReturnSinceInception	10.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Core High Yield Fund - Classes A and C) | (Core High Yield Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.34%
Inception	rr_AverageAnnualReturnSinceInception	10.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Core High Yield Fund - Classes A and C) | (Core High Yield Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.64%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.56%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.20%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	662
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,155
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	662
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,155
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
1 Year	rr_AverageAnnualReturnYear01	6.44%
Inception	rr_AverageAnnualReturnSinceInception	14.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Core High Yield Fund - Class I) | (Core High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to the risks of investing in high-yield securities that have not defaulted. The fund generally will not receive interest payments on defaulted debt securities, and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to defaulted debt, the fund may lose its entire investment in such securities.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Prior to March 12, 2012, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.01%. Best quarter: Q3 '10, 7.98% Worst quarter: Q3 '11, –5.04%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Core High Yield Fund - Class I) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.41%
Inception	rr_AverageAnnualReturnSinceInception	16.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Core High Yield Fund - Class I) | (Core High Yield Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.64%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,105
Annual Return 2010	rr_AnnualReturn2010	21.10%
Annual Return 2011	rr_AnnualReturn2011	7.12%
Annual Return 2012	rr_AnnualReturn2012	15.80%
Annual Return 2013	rr_AnnualReturn2013	8.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.01%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.98%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -5.04%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.04%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	8.90%
Inception	rr_AverageAnnualReturnSinceInception	16.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Core High Yield Fund - Class I) | (Core High Yield Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.38%
Inception	rr_AverageAnnualReturnSinceInception	11.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Core High Yield Fund - Class I) | (Core High Yield Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.02%
Inception	rr_AverageAnnualReturnSinceInception	11.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class A, Class B, and Class C shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares, first offered on January 16, 1997, that have been recalculated to apply the gross fees and expenses of Class A, Class B, and Class C shares, as applicable.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.49%. Best quarter: Q2 '09, 18.05% Worst quarter: Q4 '08, –20.61%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
(Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.19%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	608
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,784
Annual Return 2004	rr_AnnualReturn2004	15.35%
Annual Return 2005	rr_AnnualReturn2005	10.13%
Annual Return 2006	rr_AnnualReturn2006	19.02%
Annual Return 2007	rr_AnnualReturn2007	3.89%
Annual Return 2008	rr_AnnualReturn2008	(33.46%)
Annual Return 2009	rr_AnnualReturn2009	26.05%
Annual Return 2010	rr_AnnualReturn2010	12.78%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	19.53%
Annual Return 2013	rr_AnnualReturn2013	35.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.49%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.49%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.05%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.61%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	28.74%
5 Years	rr_AverageAnnualReturnYear05	16.95%
10 Years	rr_AverageAnnualReturnYear10	8.63%
(Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.03%
5 Years	rr_AverageAnnualReturnYear05	16.34%
10 Years	rr_AverageAnnualReturnYear10	7.61%
(Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.37%
5 Years	rr_AverageAnnualReturnYear05	13.76%
10 Years	rr_AverageAnnualReturnYear10	6.91%
(Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.28%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,057
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,057
1 Year	rr_AverageAnnualReturnYear01	29.32%
5 Years	rr_AverageAnnualReturnYear05	16.91%
10 Years	rr_AverageAnnualReturnYear10	8.14%
(Disciplined Value Fund - Classes A, B and C) | (Disciplined Value Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
1 Year	rr_AverageAnnualReturnYear01	33.44%
5 Years	rr_AverageAnnualReturnYear05	17.16%
10 Years	rr_AverageAnnualReturnYear10	8.16%
(Disciplined Value Fund - Class I) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares, first offered on January 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.50%. Best quarter: Q2 '09, 18.23% Worst quarter: Q4 '08, –20.52%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Disciplined Value Fund - Class I) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
(Disciplined Value Fund - Class I) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Disciplined Value Fund - Class I) | (Disciplined Value Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2004	rr_AnnualReturn2004	15.83%
Annual Return 2005	rr_AnnualReturn2005	10.59%
Annual Return 2006	rr_AnnualReturn2006	19.42%
Annual Return 2007	rr_AnnualReturn2007	4.35%
Annual Return 2008	rr_AnnualReturn2008	(33.18%)
Annual Return 2009	rr_AnnualReturn2009	26.26%
Annual Return 2010	rr_AnnualReturn2010	13.12%
Annual Return 2011	rr_AnnualReturn2011	0.39%
Annual Return 2012	rr_AnnualReturn2012	19.95%
Annual Return 2013	rr_AnnualReturn2013	35.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.50%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.50%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.23%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.52%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.52%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	35.93%
5 Years	rr_AverageAnnualReturnYear05	18.51%
10 Years	rr_AverageAnnualReturnYear10	9.57%
(Disciplined Value Fund - Class I) | (Disciplined Value Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.98%
5 Years	rr_AverageAnnualReturnYear05	17.82%
10 Years	rr_AverageAnnualReturnYear10	8.45%
(Disciplined Value Fund - Class I) | (Disciplined Value Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	15.09%
10 Years	rr_AverageAnnualReturnYear10	7.69%
(Disciplined Value Fund - Class I2) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I2 shares of the fund commenced operations on December 22, 2008. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Institutional shares, first offered on January 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I2 shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class I2 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.56%. Best quarter: Q2 '09, 18.23% Worst quarter: Q4 '08, –20.57%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Disciplined Value Fund - Class I2) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
(Disciplined Value Fund - Class I2) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Disciplined Value Fund - Class I2) | (Disciplined Value Fund) | Class I2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	485
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,082
Annual Return 2004	rr_AnnualReturn2004	15.51%
Annual Return 2005	rr_AnnualReturn2005	10.29%
Annual Return 2006	rr_AnnualReturn2006	19.09%
Annual Return 2007	rr_AnnualReturn2007	4.06%
Annual Return 2008	rr_AnnualReturn2008	(33.36%)
Annual Return 2009	rr_AnnualReturn2009	26.38%
Annual Return 2010	rr_AnnualReturn2010	13.12%
Annual Return 2011	rr_AnnualReturn2011	0.35%
Annual Return 2012	rr_AnnualReturn2012	19.98%
Annual Return 2013	rr_AnnualReturn2013	35.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.56%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.56%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.23%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.57%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	35.96%
5 Years	rr_AverageAnnualReturnYear05	18.53%
10 Years	rr_AverageAnnualReturnYear10	9.43%
(Disciplined Value Fund - Class I2) | (Disciplined Value Fund) | Class I2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.00%
5 Years	rr_AverageAnnualReturnYear05	17.84%
10 Years	rr_AverageAnnualReturnYear10	8.31%
(Disciplined Value Fund - Class I2) | (Disciplined Value Fund) | Class I2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.58%
5 Years	rr_AverageAnnualReturnYear05	15.11%
10 Years	rr_AverageAnnualReturnYear10	7.57%
(Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Service plan fee" has been restated to reflect maximum allowable fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R3, Class R4, and Class R5 shares of the fund commenced operations on May 22, 2009; Class R1 and Class R2 shares of the fund commenced operations on July 13, 2009 and March 1, 2012, respectively. The returns prior to those dates are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4, and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.39%. Best quarter: Q2 '09, 17.94% Worst quarter: Q4 '08, –20.68%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
(Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.49%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	894
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,958
Annual Return 2004	rr_AnnualReturn2004	14.94%
Annual Return 2005	rr_AnnualReturn2005	9.73%
Annual Return 2006	rr_AnnualReturn2006	18.59%
Annual Return 2007	rr_AnnualReturn2007	3.51%
Annual Return 2008	rr_AnnualReturn2008	(33.69%)
Annual Return 2009	rr_AnnualReturn2009	25.62%
Annual Return 2010	rr_AnnualReturn2010	12.24%
Annual Return 2011	rr_AnnualReturn2011	(0.34%)
Annual Return 2012	rr_AnnualReturn2012	19.03%
Annual Return 2013	rr_AnnualReturn2013	34.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.39%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.39%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 17.94%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.68%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	34.89%
5 Years	rr_AverageAnnualReturnYear05	17.67%
10 Years	rr_AverageAnnualReturnYear10	8.76%
(Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.22%
5 Years	rr_AverageAnnualReturnYear05	17.13%
10 Years	rr_AverageAnnualReturnYear10	7.77%
(Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.86%
5 Years	rr_AverageAnnualReturnYear05	14.38%
10 Years	rr_AverageAnnualReturnYear10	7.04%
(Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.46%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,652
1 Year	rr_AverageAnnualReturnYear01	35.31%
5 Years	rr_AverageAnnualReturnYear05	17.85%
10 Years	rr_AverageAnnualReturnYear10	8.94%
(Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.42%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	854
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,879
1 Year	rr_AverageAnnualReturnYear01	35.12%
5 Years	rr_AverageAnnualReturnYear05	17.80%
10 Years	rr_AverageAnnualReturnYear10	8.88%
(Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[10]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,354
1 Year	rr_AverageAnnualReturnYear01	35.67%
5 Years	rr_AverageAnnualReturnYear05	18.20%
10 Years	rr_AverageAnnualReturnYear10	9.22%
(Disciplined Value Fund - Classes R1-R5) | (Disciplined Value Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.12%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
1 Year	rr_AverageAnnualReturnYear01	36.04%
5 Years	rr_AverageAnnualReturnYear05	18.56%
10 Years	rr_AverageAnnualReturnYear10	9.56%
(Disciplined Value Fund - Class R6) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.61%. Best quarter: Q2 '09, 18.24% Worst quarter: Q4 '08, –20.51%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Disciplined Value Fund - Class R6) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
(Disciplined Value Fund - Class R6) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Disciplined Value Fund - Class R6) | (Disciplined Value Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[11]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	234
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	409
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	916
Annual Return 2004	rr_AnnualReturn2004	15.89%
Annual Return 2005	rr_AnnualReturn2005	10.65%
Annual Return 2006	rr_AnnualReturn2006	19.48%
Annual Return 2007	rr_AnnualReturn2007	4.40%
Annual Return 2008	rr_AnnualReturn2008	(33.15%)
Annual Return 2009	rr_AnnualReturn2009	26.31%
Annual Return 2010	rr_AnnualReturn2010	13.00%
Annual Return 2011	rr_AnnualReturn2011	0.41%
Annual Return 2012	rr_AnnualReturn2012	20.08%
Annual Return 2013	rr_AnnualReturn2013	35.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.61%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.24%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.51%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.51%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	35.97%
5 Years	rr_AverageAnnualReturnYear05	18.53%
10 Years	rr_AverageAnnualReturnYear10	9.60%
(Disciplined Value Fund - Class R6) | (Disciplined Value Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.98%
5 Years	rr_AverageAnnualReturnYear05	17.83%
10 Years	rr_AverageAnnualReturnYear10	8.48%
(Disciplined Value Fund - Class R6) | (Disciplined Value Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.61%
5 Years	rr_AverageAnnualReturnYear05	15.11%
10 Years	rr_AverageAnnualReturnYear10	7.72%
(Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 14 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 14 to 15 of the prospectus under "Sales charge reductions and waivers" or pges 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2014, between $968 million and $35.9 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class A and Class C shares of the fund commenced operations on July 10, 2010 and August 15, 2012, respectively. The returns prior to these dates (through July 9, 2010) are based on the returns of the Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, and the returns of the fund's Class A shares (from inception, July 12, 2010), which have been recalculated to apply the gross fees and expenses of the fund's Class C shares, as applicable. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.64%. Best quarter: Q2 '09, 19.58% Worst quarter: Q4 '08, –21.93%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for Class C shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
10 Years	rr_AverageAnnualReturnYear10	10.25%
(Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	614
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,860
Annual Return 2004	rr_AnnualReturn2004	20.30%
Annual Return 2005	rr_AnnualReturn2005	9.76%
Annual Return 2006	rr_AnnualReturn2006	16.56%
Annual Return 2007	rr_AnnualReturn2007	4.91%
Annual Return 2008	rr_AnnualReturn2008	(32.63%)
Annual Return 2009	rr_AnnualReturn2009	40.53%
Annual Return 2010	rr_AnnualReturn2010	22.84%
Annual Return 2011	rr_AnnualReturn2011	0.32%
Annual Return 2012	rr_AnnualReturn2012	18.08%
Annual Return 2013	rr_AnnualReturn2013	39.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.64%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.64%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.58%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.93%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	32.17%
5 Years	rr_AverageAnnualReturnYear05	21.99%
10 Years	rr_AverageAnnualReturnYear10	11.39%
(Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.34%
5 Years	rr_AverageAnnualReturnYear05	21.75%
10 Years	rr_AverageAnnualReturnYear10	9.63%
(Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	18.01%
10 Years	rr_AverageAnnualReturnYear10	8.82%
(Disciplined Value Mid Cap Fund - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
1 Year	rr_AverageAnnualReturnYear01	37.06%
5 Years	rr_AverageAnnualReturnYear05	22.30%
10 Years	rr_AverageAnnualReturnYear10	11.09%
(Disciplined Value Mid Cap Fund - Class ADV) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2014, between $968 million and $35.9 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class ADV shares of the fund commenced operations on July 12, 2010. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class ADV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.64%. Best quarter: Q2 '09, 19.58% Worst quarter: Q4 '08, –21.93%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Disciplined Value Mid Cap Fund - Class ADV) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
10 Years	rr_AverageAnnualReturnYear10	10.25%
(Disciplined Value Mid Cap Fund - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	2.47%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.45%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,604
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,582
Annual Return 2004	rr_AnnualReturn2004	20.30%
Annual Return 2005	rr_AnnualReturn2005	9.76%
Annual Return 2006	rr_AnnualReturn2006	16.56%
Annual Return 2007	rr_AnnualReturn2007	4.91%
Annual Return 2008	rr_AnnualReturn2008	(32.63%)
Annual Return 2009	rr_AnnualReturn2009	40.53%
Annual Return 2010	rr_AnnualReturn2010	22.72%
Annual Return 2011	rr_AnnualReturn2011	0.34%
Annual Return 2012	rr_AnnualReturn2012	18.18%
Annual Return 2013	rr_AnnualReturn2013	38.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.64%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.64%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.58%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.93%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	38.93%
5 Years	rr_AverageAnnualReturnYear05	23.23%
10 Years	rr_AverageAnnualReturnYear10	11.94%
(Disciplined Value Mid Cap Fund - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.08%
5 Years	rr_AverageAnnualReturnYear05	22.99%
10 Years	rr_AverageAnnualReturnYear10	10.18%
(Disciplined Value Mid Cap Fund - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.37%
5 Years	rr_AverageAnnualReturnYear05	19.09%
10 Years	rr_AverageAnnualReturnYear10	9.32%
(Disciplined Value Mid Cap Fund - Class I) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2014, between $968 million and $35.9 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on July 12, 2010. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Institutional Class shares, first offered on June 2, 1997, that have been recalculated to apply the gross fees and expenses of Class I shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.69%. Best quarter: Q2 '09, 19.57% Worst quarter: Q4 '08, –21.80%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Disciplined Value Mid Cap Fund - Class I) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
10 Years	rr_AverageAnnualReturnYear10	10.25%
(Disciplined Value Mid Cap Fund - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2004	rr_AnnualReturn2004	20.89%
Annual Return 2005	rr_AnnualReturn2005	10.20%
Annual Return 2006	rr_AnnualReturn2006	16.92%
Annual Return 2007	rr_AnnualReturn2007	5.37%
Annual Return 2008	rr_AnnualReturn2008	(32.31%)
Annual Return 2009	rr_AnnualReturn2009	40.96%
Annual Return 2010	rr_AnnualReturn2010	23.23%
Annual Return 2011	rr_AnnualReturn2011	0.62%
Annual Return 2012	rr_AnnualReturn2012	18.57%
Annual Return 2013	rr_AnnualReturn2013	39.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.69%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.69%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.57%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.80%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	39.49%
5 Years	rr_AverageAnnualReturnYear05	23.65%
10 Years	rr_AverageAnnualReturnYear10	12.37%
(Disciplined Value Mid Cap Fund - Class I) | (Disciplined Value Mid Cap Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.53%
5 Years	rr_AverageAnnualReturnYear05	23.36%
10 Years	rr_AverageAnnualReturnYear10	10.57%
(Disciplined Value Mid Cap Fund - Class I) | (Disciplined Value Mid Cap Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.71%
5 Years	rr_AverageAnnualReturnYear05	19.45%
10 Years	rr_AverageAnnualReturnYear10	9.66%
(Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2014, between $968 million and $35.9 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Because Class R1, Class R3, and Class R5 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the estimated gross fees and expenses of Class R1, Class R3, and Class R5 shares, as applicable. Returns for Class R1, Class R3, and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –0.22%. Best quarter: Q2 '09, 15.19% Worst quarter: Q4 '08, –24.81%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
10 Years	rr_AverageAnnualReturnYear10	10.25%
(Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	18.14%	[13]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[13]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	18.09%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	18.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,756
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,817
1 Year	rr_AverageAnnualReturnYear01	20.23%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	(3.18%)
(Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	18.34%	[13]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[13]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	18.09%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	19.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,814
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,689
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,786
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,875
Annual Return 2004	rr_AnnualReturn2004	3.42%
Annual Return 2005	rr_AnnualReturn2005	(5.73%)
Annual Return 2006	rr_AnnualReturn2006	0.18%
Annual Return 2007	rr_AnnualReturn2007	(9.94%)
Annual Return 2008	rr_AnnualReturn2008	(42.18%)
Annual Return 2009	rr_AnnualReturn2009	20.72%
Annual Return 2010	rr_AnnualReturn2010	5.35%
Annual Return 2011	rr_AnnualReturn2011	(13.77%)
Annual Return 2012	rr_AnnualReturn2012	1.25%
Annual Return 2013	rr_AnnualReturn2013	19.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –0.22%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.22%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 15.19%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -24.81%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	19.39%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	(3.86%)
(Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.63%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	(5.40%)
(Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.27%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	(6.15%)
(Disciplined Value Mid Cap Fund - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	18.24%	[13]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[13]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	18.09%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	19.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,806
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,672
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,769
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,867
1 Year	rr_AverageAnnualReturnYear01	19.51%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	(3.77%)
(Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Service plan fee" has been restated to reflect maximum allowable fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2014, between $968 million and $35.9 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R2 and Class R4 shares of the fund commenced operations on March 1, 2012 and July 2, 2013, respectively. The returns prior to these dates (through July 9, 2010) are based on the returns of the Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor Class shares, first offered on June 2, 1997, and the returns of the fund's Class A shares (through February 29, 2012), which have been recalculated to apply the gross fees and expenses of the fund's Class R2 and Class R4 shares, as applicable. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because each share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.59%. Best quarter: Q2 '09, 19.53% Worst quarter: Q4 '08, –21.96%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
10 Years	rr_AverageAnnualReturnYear10	10.25%
(Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.34%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Annual Return 2004	rr_AnnualReturn2004	20.09%
Annual Return 2005	rr_AnnualReturn2005	9.58%
Annual Return 2006	rr_AnnualReturn2006	16.36%
Annual Return 2007	rr_AnnualReturn2007	4.73%
Annual Return 2008	rr_AnnualReturn2008	(32.75%)
Annual Return 2009	rr_AnnualReturn2009	40.30%
Annual Return 2010	rr_AnnualReturn2010	22.63%
Annual Return 2011	rr_AnnualReturn2011	0.14%
Annual Return 2012	rr_AnnualReturn2012	17.91%
Annual Return 2013	rr_AnnualReturn2013	38.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.59%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.59%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.53%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.96%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	38.97%
5 Years	rr_AverageAnnualReturnYear05	23.07%
10 Years	rr_AverageAnnualReturnYear10	11.78%
(Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.14%
5 Years	rr_AverageAnnualReturnYear05	22.84%
10 Years	rr_AverageAnnualReturnYear10	10.01%
(Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.38%
5 Years	rr_AverageAnnualReturnYear05	18.95%
10 Years	rr_AverageAnnualReturnYear10	9.18%
(Disciplined Value Mid Cap Fund - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.34%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[10],[14]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,575
1 Year	rr_AverageAnnualReturnYear01	39.17%
5 Years	rr_AverageAnnualReturnYear05	23.46%
10 Years	rr_AverageAnnualReturnYear10	12.19%
(Disciplined Value Mid Cap Fund - Class R6) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2014, between $968 million and $35.9 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.75%. Best quarter: Q2 '09, 19.71% Worst quarter: Q4 '08, -21.84%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Disciplined Value Mid Cap Fund - Class R6) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
10 Years	rr_AverageAnnualReturnYear10	10.25%
(Disciplined Value Mid Cap Fund - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	446
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	998
Annual Return 2004	rr_AnnualReturn2004	20.85%
Annual Return 2005	rr_AnnualReturn2005	10.27%
Annual Return 2006	rr_AnnualReturn2006	17.09%
Annual Return 2007	rr_AnnualReturn2007	5.39%
Annual Return 2008	rr_AnnualReturn2008	(32.32%)
Annual Return 2009	rr_AnnualReturn2009	41.18%
Annual Return 2010	rr_AnnualReturn2010	23.41%
Annual Return 2011	rr_AnnualReturn2011	0.67%
Annual Return 2012	rr_AnnualReturn2012	18.51%
Annual Return 2013	rr_AnnualReturn2013	39.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.75%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.75%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.71%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.84%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	39.66%
5 Years	rr_AverageAnnualReturnYear05	23.76%
10 Years	rr_AverageAnnualReturnYear10	12.44%
(Disciplined Value Mid Cap Fund - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.66%
5 Years	rr_AverageAnnualReturnYear05	23.48%
10 Years	rr_AverageAnnualReturnYear10	10.65%
(Disciplined Value Mid Cap Fund - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.82%
5 Years	rr_AverageAnnualReturnYear05	19.55%
10 Years	rr_AverageAnnualReturnYear10	9.73%
(Global Shareholder Yield - Classes A, B and C) | (Global Shareholder Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 18 to 19 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 18 to 19 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.03%. Best quarter: Q3 '10, 14.41% Worst quarter: Q4 '08, –14.32%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(Global Shareholder Yield - Classes A, B and C) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%
5 Years	rr_AverageAnnualReturnYear05	15.68%
Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	630
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,032
Annual Return 2008	rr_AnnualReturn2008	(30.49%)
Annual Return 2009	rr_AnnualReturn2009	22.98%
Annual Return 2010	rr_AnnualReturn2010	11.82%
Annual Return 2011	rr_AnnualReturn2011	5.33%
Annual Return 2012	rr_AnnualReturn2012	10.10%
Annual Return 2013	rr_AnnualReturn2013	23.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.03%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.41%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.32%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	13.36%
Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.53%
5 Years	rr_AverageAnnualReturnYear05	12.62%
Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.13%
5 Years	rr_AverageAnnualReturnYear05	10.75%
Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,277
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,277
1 Year	rr_AverageAnnualReturnYear01	17.48%
5 Years	rr_AverageAnnualReturnYear05	13.47%
Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
1 Year	rr_AverageAnnualReturnYear01	21.61%
5 Years	rr_AverageAnnualReturnYear05	13.71%
Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class I) | (Global Shareholder Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.10%. Best quarter: Q3 '10, 14.50% Worst quarter: Q4 '08, –14.10%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Global Shareholder Yield Fund - Class I) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%
5 Years	rr_AverageAnnualReturnYear05	15.68%
Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class I) | (Global Shareholder Yield Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.22%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2008	rr_AnnualReturn2008	(30.15%)
Annual Return 2009	rr_AnnualReturn2009	23.50%
Annual Return 2010	rr_AnnualReturn2010	12.41%
Annual Return 2011	rr_AnnualReturn2011	5.81%
Annual Return 2012	rr_AnnualReturn2012	10.63%
Annual Return 2013	rr_AnnualReturn2013	23.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.10%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.10%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.50%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.10%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	23.86%
5 Years	rr_AverageAnnualReturnYear05	15.02%
Inception	rr_AverageAnnualReturnSinceInception	6.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class I) | (Global Shareholder Yield Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.88%
5 Years	rr_AverageAnnualReturnYear05	14.19%
Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class I) | (Global Shareholder Yield Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.96%
5 Years	rr_AverageAnnualReturnYear05	12.15%
Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class R2) | (Global Shareholder Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Service plan fee" has been restated to reflect maximum allowable fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Returns for Class R2 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.99%. Best quarter: Q3 '10, 14.03% Worst quarter: Q4 '08, –14.61%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Global Shareholder Yield Fund - Class R2) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%
5 Years	rr_AverageAnnualReturnYear05	15.68%
Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class R2) | (Global Shareholder Yield Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	7.63%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	7.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.68%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.21%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,881
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,015
Annual Return 2008	rr_AnnualReturn2008	(31.51%)
Annual Return 2009	rr_AnnualReturn2009	21.34%
Annual Return 2010	rr_AnnualReturn2010	10.31%
Annual Return 2011	rr_AnnualReturn2011	3.94%
Annual Return 2012	rr_AnnualReturn2012	9.79%
Annual Return 2013	rr_AnnualReturn2013	23.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.99%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.99%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.03%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.03%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.61%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	23.34%
5 Years	rr_AverageAnnualReturnYear05	13.51%
Inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class R2) | (Global Shareholder Yield Fund) | Class R2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.48%
5 Years	rr_AverageAnnualReturnYear05	12.78%
Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class R2) | (Global Shareholder Yield Fund) | Class R2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.58%
5 Years	rr_AverageAnnualReturnYear05	10.88%
Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class R6) | (Global Shareholder Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.12%. Best quarter: Q3 '10, 14.55% Worst quarter: Q4 '08, –14.23%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Global Shareholder Yield Fund - Class R6) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%
5 Years	rr_AverageAnnualReturnYear05	15.68%
Inception	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class R6) | (Global Shareholder Yield Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	9.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	10.30%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.43%)	[16]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,945
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,721
Annual Return 2008	rr_AnnualReturn2008	(30.24%)
Annual Return 2009	rr_AnnualReturn2009	23.57%
Annual Return 2010	rr_AnnualReturn2010	12.36%
Annual Return 2011	rr_AnnualReturn2011	5.79%
Annual Return 2012	rr_AnnualReturn2012	10.69%
Annual Return 2013	rr_AnnualReturn2013	23.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.12%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.12%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.55%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -14.23%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	23.99%
5 Years	rr_AverageAnnualReturnYear05	15.05%
Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class R6) | (Global Shareholder Yield Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.97%
5 Years	rr_AverageAnnualReturnYear05	14.26%
Inception	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Global Shareholder Yield Fund - Class R6) | (Global Shareholder Yield Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.05%
5 Years	rr_AverageAnnualReturnYear05	12.18%
Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(International Core Fund - Classes A, B and C) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 16 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 16 to 17 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class A, Class B, and Class C shares of the fund commenced operations on June 12, 2006. The returns prior to that date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares, first offered on September 16, 2005, that have been recalculated to apply the gross fees and expenses of Class A, Class B, and Class C shares, as applicable.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.39%. Best quarter: Q2 '09, 20.69% Worst quarter: Q3 '11, –19.65%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(International Core Fund - Classes A, B and C) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	12.96%
Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Classes A, B and C) | (International Core Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,159
Annual Return 2006	rr_AnnualReturn2006	24.14%
Annual Return 2007	rr_AnnualReturn2007	10.97%
Annual Return 2008	rr_AnnualReturn2008	(39.21%)
Annual Return 2009	rr_AnnualReturn2009	18.20%
Annual Return 2010	rr_AnnualReturn2010	9.11%
Annual Return 2011	rr_AnnualReturn2011	(10.52%)
Annual Return 2012	rr_AnnualReturn2012	13.93%
Annual Return 2013	rr_AnnualReturn2013	24.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.39%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.39%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.69%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.65%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	18.38%
5 Years	rr_AverageAnnualReturnYear05	9.25%
Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Classes A, B and C) | (International Core Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.40%
5 Years	rr_AverageAnnualReturnYear05	8.83%
Inception	rr_AverageAnnualReturnSinceInception	3.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Classes A, B and C) | (International Core Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.88%
5 Years	rr_AverageAnnualReturnYear05	7.36%
Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Classes A, B and C) | (International Core Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.64%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[17]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	734
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,089
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,571
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,661
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	789
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,371
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,661
1 Year	rr_AverageAnnualReturnYear01	18.61%
5 Years	rr_AverageAnnualReturnYear05	9.31%
Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Classes A, B and C) | (International Core Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.57%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.46%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[18]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,784
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,784
1 Year	rr_AverageAnnualReturnYear01	22.56%
5 Years	rr_AverageAnnualReturnYear05	9.59%
Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class I) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on June 12, 2006. The returns prior to that date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares, first offered on September 16, 2005, that have been recalculated to apply the gross fees and expenses of Class I shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.47%. Best quarter: Q2 '09, 20.86% Worst quarter: Q3 '11, –19.59%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(International Core Fund - Class I) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	12.96%
Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class I) | (International Core Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.27%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2006	rr_AnnualReturn2006	24.79%
Annual Return 2007	rr_AnnualReturn2007	11.36%
Annual Return 2008	rr_AnnualReturn2008	(38.90%)
Annual Return 2009	rr_AnnualReturn2009	18.81%
Annual Return 2010	rr_AnnualReturn2010	9.65%
Annual Return 2011	rr_AnnualReturn2011	(10.10%)
Annual Return 2012	rr_AnnualReturn2012	14.47%
Annual Return 2013	rr_AnnualReturn2013	25.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.47%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.47%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.86%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.59%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.59%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	25.01%
5 Years	rr_AverageAnnualReturnYear05	10.88%
Inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class I) | (International Core Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.87%
5 Years	rr_AverageAnnualReturnYear05	10.37%
Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class I) | (International Core Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.69%
5 Years	rr_AverageAnnualReturnYear05	8.70%
Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R1-R5) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Service plan fee" has been restated to reflect maximum allowable fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R1 shares commenced operations on June 12, 2006; Class R3, Class R4, and Class R5 shares commenced operations on May 22, 2009; and Class R2 shares commenced operations on March 1, 2012. The returns prior to these dates are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares (through June 9, 2006), first offered September 16, 2005, and the fund's Class A shares that in each case have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares, as applicable. Returns for Class R2, Class R3, Class R4, and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.31%. Best quarter: Q2 '09, 20.71% Worst quarter: Q3 '11, –19.72%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(International Core Fund - Class R1-R5) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	12.96%
Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R1-R5) | (International Core Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	20.01%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	19.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	21.15%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(19.75%)	[10],[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,846
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,449
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,059
1 Year	rr_AverageAnnualReturnYear01	24.68%
5 Years	rr_AverageAnnualReturnYear05	9.43%
Inception	rr_AverageAnnualReturnSinceInception	(0.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R1-R5) | (International Core Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	15.28%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	15.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	16.17%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.97%)	[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,424
1 Year	rr_AverageAnnualReturnYear01	24.94%
5 Years	rr_AverageAnnualReturnYear05	9.73%
Inception	rr_AverageAnnualReturnSinceInception	(0.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R1-R5) | (International Core Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	4.54%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	4.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.93%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.03%)	[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,404
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,593
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,470
Annual Return 2006	rr_AnnualReturn2006	23.73%
Annual Return 2007	rr_AnnualReturn2007	10.78%
Annual Return 2008	rr_AnnualReturn2008	(39.22%)
Annual Return 2009	rr_AnnualReturn2009	17.93%
Annual Return 2010	rr_AnnualReturn2010	8.71%
Annual Return 2011	rr_AnnualReturn2011	(10.78%)
Annual Return 2012	rr_AnnualReturn2012	13.66%
Annual Return 2013	rr_AnnualReturn2013	24.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.31%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.31%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.71%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.72%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	24.04%
5 Years	rr_AverageAnnualReturnYear05	10.03%
Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R1-R5) | (International Core Fund) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.19%
5 Years	rr_AverageAnnualReturnYear05	9.69%
Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R1-R5) | (International Core Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.05%
5 Years	rr_AverageAnnualReturnYear05	8.01%
Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R1-R5) | (International Core Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	15.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	14.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	16.14%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.49%)	[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,423
1 Year	rr_AverageAnnualReturnYear01	24.38%
5 Years	rr_AverageAnnualReturnYear05	9.43%
Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R1-R5) | (International Core Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	17.64%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	17.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	19.03%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.23%)	[19]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,089
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,860
1 Year	rr_AverageAnnualReturnYear01	24.17%
5 Years	rr_AverageAnnualReturnYear05	9.07%
Inception	rr_AverageAnnualReturnSinceInception	(1.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R6) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date are those of GMO International Disciplined Equity Fund's (predecessor fund) Class III shares (through June 9, 2006) and the fund's Class A shares that have been recalculated to apply the gross fees and expenses of the fund's Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.50%. Best quarter: Q2 '09, 20.86% Worst quarter: Q3 '11, –19.55%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(International Core Fund - Class R6) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	12.96%
Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R6) | (International Core Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	13.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	14.17%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.16%)	[20]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,786
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,000
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,984
Annual Return 2006	rr_AnnualReturn2006	25.45%
Annual Return 2007	rr_AnnualReturn2007	11.63%
Annual Return 2008	rr_AnnualReturn2008	(38.85%)
Annual Return 2009	rr_AnnualReturn2009	18.91%
Annual Return 2010	rr_AnnualReturn2010	9.78%
Annual Return 2011	rr_AnnualReturn2011	(10.02%)
Annual Return 2012	rr_AnnualReturn2012	14.53%
Annual Return 2013	rr_AnnualReturn2013	25.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.50%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.50%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.86%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.55%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.55%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	25.04%
5 Years	rr_AverageAnnualReturnYear05	10.96%
Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R6) | (International Core Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.88%
5 Years	rr_AverageAnnualReturnYear05	10.48%
Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Core Fund - Class R6) | (International Core Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.71%
5 Years	rr_AverageAnnualReturnYear05	8.77%
Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2005
(International Growth Fund - Classes A, B and C) | (International Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 15 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 15 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the United States.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets, and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market-capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.42%. Best quarter: Q3 '10, 17.66% Worst quarter: Q3 '08, –19.36%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(International Growth Fund - Classes A, B and C) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.94%
5 Years	rr_AverageAnnualReturnYear05	13.21%
Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Growth Fund - Classes A, B and C) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	12.96%
Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Growth Fund - Classes A, B and C) | (International Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	651
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Annual Return 2007	rr_AnnualReturn2007	11.83%
Annual Return 2008	rr_AnnualReturn2008	(37.48%)
Annual Return 2009	rr_AnnualReturn2009	21.08%
Annual Return 2010	rr_AnnualReturn2010	13.23%
Annual Return 2011	rr_AnnualReturn2011	(8.61%)
Annual Return 2012	rr_AnnualReturn2012	19.45%
Annual Return 2013	rr_AnnualReturn2013	21.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.42%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.42%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.66%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -19.36%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	15.84%
5 Years	rr_AverageAnnualReturnYear05	11.63%
Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Growth Fund - Classes A, B and C) | (International Growth Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	11.17%
Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Growth Fund - Classes A, B and C) | (International Growth Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.67%
5 Years	rr_AverageAnnualReturnYear05	9.43%
Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Growth Fund - Classes A, B and C) | (International Growth Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.29%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[17]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	740
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,838
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,123
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	927
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,123
1 Year	rr_AverageAnnualReturnYear01	15.99%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Growth Fund - Classes A, B and C) | (International Growth Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.62%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[18]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	784
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	784
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,362
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,930
1 Year	rr_AverageAnnualReturnYear01	19.97%
5 Years	rr_AverageAnnualReturnYear05	11.94%
Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Growth Fund - Class I) | (International Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the United States.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets, and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market-capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.42%. Best quarter: Q3 '10, 17.78% Worst quarter: Q3 '08, –19.26%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(International Growth Fund - Class I) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.94%
5 Years	rr_AverageAnnualReturnYear05	13.21%
Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Growth Fund - Class I) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	12.96%
Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Growth Fund - Class I) | (International Growth Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.32%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Annual Return 2007	rr_AnnualReturn2007	12.28%
Annual Return 2008	rr_AnnualReturn2008	(37.21%)
Annual Return 2009	rr_AnnualReturn2009	21.71%
Annual Return 2010	rr_AnnualReturn2010	13.72%
Annual Return 2011	rr_AnnualReturn2011	(8.25%)
Annual Return 2012	rr_AnnualReturn2012	19.87%
Annual Return 2013	rr_AnnualReturn2013	22.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.42%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.42%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.78%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, -19.26%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	22.33%
5 Years	rr_AverageAnnualReturnYear05	13.24%
Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Growth Fund - Class I) | (International Growth Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.09%
5 Years	rr_AverageAnnualReturnYear05	12.70%
Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Growth Fund - Class I) | (International Growth Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	10.78%
Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(International Value Equity Fund - Class A) | (International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 13 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 13 to 15 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI World ex-USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011, reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.74%. Best quarter: Q2 '09, 29.35% Worst quarter: Q4 '08, –22.31%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(International Value Equity Fund - Class A) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	13.04%
10 Years	rr_AverageAnnualReturnYear10	7.57%
(International Value Equity Fund - Class A) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.16%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	7.71%
(International Value Equity Fund - Class A) | (International Value Equity Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.49%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[21]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	984
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,324
Annual Return 2004	rr_AnnualReturn2004	22.56%
Annual Return 2005	rr_AnnualReturn2005	11.25%
Annual Return 2006	rr_AnnualReturn2006	25.65%
Annual Return 2007	rr_AnnualReturn2007	6.30%
Annual Return 2008	rr_AnnualReturn2008	(43.63%)
Annual Return 2009	rr_AnnualReturn2009	38.29%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Annual Return 2011	rr_AnnualReturn2011	(13.29%)
Annual Return 2012	rr_AnnualReturn2012	17.41%
Annual Return 2013	rr_AnnualReturn2013	14.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.74%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.74%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.35%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.31%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	8.75%
5 Years	rr_AverageAnnualReturnYear05	11.86%
10 Years	rr_AverageAnnualReturnYear10	6.04%
(International Value Equity Fund - Class A) | (International Value Equity Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.02%
5 Years	rr_AverageAnnualReturnYear05	9.12%
10 Years	rr_AverageAnnualReturnYear10	3.75%
(International Value Equity Fund - Class A) | (International Value Equity Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.56%
5 Years	rr_AverageAnnualReturnYear05	8.45%
10 Years	rr_AverageAnnualReturnYear10	4.33%
(International Value Equity Fund - Class I) | (International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI World ex-USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011, reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.86%. Best quarter: Q2 '09, 29.35% Worst quarter: Q4 '08, –22.31%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(International Value Equity Fund - Class I) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	13.04%
10 Years	rr_AverageAnnualReturnYear10	7.57%
(International Value Equity Fund - Class I) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.16%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	7.71%
(International Value Equity Fund - Class I) | (International Value Equity Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.59%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[22]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	786
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,742
Annual Return 2004	rr_AnnualReturn2004	22.56%
Annual Return 2005	rr_AnnualReturn2005	11.25%
Annual Return 2006	rr_AnnualReturn2006	25.65%
Annual Return 2007	rr_AnnualReturn2007	6.30%
Annual Return 2008	rr_AnnualReturn2008	(43.63%)
Annual Return 2009	rr_AnnualReturn2009	38.29%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Annual Return 2011	rr_AnnualReturn2011	(12.99%)
Annual Return 2012	rr_AnnualReturn2012	17.92%
Annual Return 2013	rr_AnnualReturn2013	14.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.86%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.86%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.35%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.31%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	14.71%
5 Years	rr_AverageAnnualReturnYear05	13.24%
10 Years	rr_AverageAnnualReturnYear10	6.69%
(International Value Equity Fund - Class I) | (International Value Equity Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	10.40%
10 Years	rr_AverageAnnualReturnYear10	4.36%
(International Value Equity Fund - Class I) | (International Value Equity Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.99%
5 Years	rr_AverageAnnualReturnYear05	9.56%
10 Years	rr_AverageAnnualReturnYear10	4.86%
(International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Service plan fee" has been restated to reflect maximum allowable fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R2 shares and would be different for Class R4 shares.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI World ex-USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011, reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011. Class R2 and Class R4 shares of the fund commenced operations on July 2, 2013. The returns shown for the period from February 14, 2011, through July 2, 2013 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R4 shares, as applicable. Returns for Class R2 and Class R4 shares would have been substantially similar to returns of Class A shares because each share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R2 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.74%. Best quarter: Q2 '09, 29.40% Worst quarter: Q4 '08, –22.33%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R2 shares and would be different for Class R4 shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	13.04%
10 Years	rr_AverageAnnualReturnYear10	7.57%
(International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.16%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	7.71%
(International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	5.08%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	4.83%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.21%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.53%)	[23]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,640
Annual Return 2004	rr_AnnualReturn2004	22.77%
Annual Return 2005	rr_AnnualReturn2005	10.93%
Annual Return 2006	rr_AnnualReturn2006	25.28%
Annual Return 2007	rr_AnnualReturn2007	5.97%
Annual Return 2008	rr_AnnualReturn2008	(43.71%)
Annual Return 2009	rr_AnnualReturn2009	38.49%
Annual Return 2010	rr_AnnualReturn2010	14.57%
Annual Return 2011	rr_AnnualReturn2011	(13.25%)
Annual Return 2012	rr_AnnualReturn2012	17.50%
Annual Return 2013	rr_AnnualReturn2013	14.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.74%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.74%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.40%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.33%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	14.42%
5 Years	rr_AverageAnnualReturnYear05	13.10%
10 Years	rr_AverageAnnualReturnYear10	6.53%
(International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | Class R2 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.64%
5 Years	rr_AverageAnnualReturnYear05	10.33%
10 Years	rr_AverageAnnualReturnYear10	4.23%
(International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | Class R2 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.79%
5 Years	rr_AverageAnnualReturnYear05	9.47%
10 Years	rr_AverageAnnualReturnYear10	4.74%
(International Value Equity Fund - Classes R2 and R4) | (International Value Equity Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	14.46%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	14.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	15.59%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.16%)	[10],[23]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,042
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,313
1 Year	rr_AverageAnnualReturnYear01	14.74%
5 Years	rr_AverageAnnualReturnYear05	13.39%
10 Years	rr_AverageAnnualReturnYear10	6.80%
(International Value Equity Fund - Class R6) | (International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI World ex-USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

The performance information shown below for periods prior to February 14, 2011 reflects the historical performance of Optique International Value Fund, which was reorganized into the fund on February 11, 2011. Class R6 shares of the fund commenced operations on July 2, 2013. The returns shown for the period from February 14, 2011 through July 2, 2013 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.86%. Best quarter: Q2 '09, 29.55% Worst quarter: Q4 '08, –22.23%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(International Value Equity Fund - Class R6) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	13.04%
10 Years	rr_AverageAnnualReturnYear10	7.57%
(International Value Equity Fund - Class R6) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.16%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	7.71%
(International Value Equity Fund - Class R6) | (International Value Equity Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	15.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	16.37%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.34%)	[24]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,133
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,459
Annual Return 2004	rr_AnnualReturn2004	23.38%
Annual Return 2005	rr_AnnualReturn2005	11.49%
Annual Return 2006	rr_AnnualReturn2006	25.90%
Annual Return 2007	rr_AnnualReturn2007	6.49%
Annual Return 2008	rr_AnnualReturn2008	(43.43%)
Annual Return 2009	rr_AnnualReturn2009	39.18%
Annual Return 2010	rr_AnnualReturn2010	15.15%
Annual Return 2011	rr_AnnualReturn2011	(12.82%)
Annual Return 2012	rr_AnnualReturn2012	18.08%
Annual Return 2013	rr_AnnualReturn2013	15.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.86%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.86%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.55%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.23%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	15.03%
5 Years	rr_AverageAnnualReturnYear05	13.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(International Value Equity Fund - Class R6) | (International Value Equity Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.00%
5 Years	rr_AverageAnnualReturnYear05	10.84%
10 Years	rr_AverageAnnualReturnYear10	4.73%
(International Value Equity Fund - Class R6) | (International Value Equity Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.18%
5 Years	rr_AverageAnnualReturnYear05	9.89%
10 Years	rr_AverageAnnualReturnYear10	5.15%
(Select Growth Fund - Classes A, B and C) | (Select Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class B and Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class A, Class B, and Class C shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class A, Class B, and Class C shares, as applicable.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.82%. Best quarter: Q1 '12, 16.89% Worst quarter: Q4 '08, –25.29%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	7.83%
(Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	614
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,860
Annual Return 2004	rr_AnnualReturn2004	11.60%
Annual Return 2005	rr_AnnualReturn2005	11.61%
Annual Return 2006	rr_AnnualReturn2006	7.24%
Annual Return 2007	rr_AnnualReturn2007	20.57%
Annual Return 2008	rr_AnnualReturn2008	(43.89%)
Annual Return 2009	rr_AnnualReturn2009	31.68%
Annual Return 2010	rr_AnnualReturn2010	16.59%
Annual Return 2011	rr_AnnualReturn2011	(4.45%)
Annual Return 2012	rr_AnnualReturn2012	15.66%
Annual Return 2013	rr_AnnualReturn2013	33.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.82%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.82%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.89%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.29%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.29%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	26.39%
5 Years	rr_AverageAnnualReturnYear05	16.49%
10 Years	rr_AverageAnnualReturnYear10	6.84%
(Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.89%
5 Years	rr_AverageAnnualReturnYear05	15.83%
10 Years	rr_AverageAnnualReturnYear10	6.54%
(Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.10%
5 Years	rr_AverageAnnualReturnYear05	13.27%
10 Years	rr_AverageAnnualReturnYear10	5.49%
(Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	702
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,108
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,108
1 Year	rr_AverageAnnualReturnYear01	26.93%
5 Years	rr_AverageAnnualReturnYear05	16.53%
10 Years	rr_AverageAnnualReturnYear10	6.30%
(Select Growth Fund - Classes A, B and C) | (Select Growth Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.29%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,348
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,348
1 Year	rr_AverageAnnualReturnYear01	30.90%
5 Years	rr_AverageAnnualReturnYear05	16.75%
10 Years	rr_AverageAnnualReturnYear10	6.29%
(Select Growth Fund - Class I) | (Select Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class I shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class I shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.78%. Best quarter: Q1 '12, 16.96% Worst quarter: Q4 '08, –25.26%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Select Growth Fund - Class I) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Select Growth Fund - Class I) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	7.83%
(Select Growth Fund - Class I) | (Select Growth Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2004	rr_AnnualReturn2004	11.92%
Annual Return 2005	rr_AnnualReturn2005	11.93%
Annual Return 2006	rr_AnnualReturn2006	7.55%
Annual Return 2007	rr_AnnualReturn2007	20.92%
Annual Return 2008	rr_AnnualReturn2008	(43.73%)
Annual Return 2009	rr_AnnualReturn2009	32.29%
Annual Return 2010	rr_AnnualReturn2010	17.12%
Annual Return 2011	rr_AnnualReturn2011	(4.06%)
Annual Return 2012	rr_AnnualReturn2012	16.01%
Annual Return 2013	rr_AnnualReturn2013	33.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.78%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.78%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.96%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.26%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	33.44%
5 Years	rr_AverageAnnualReturnYear05	18.14%
10 Years	rr_AverageAnnualReturnYear10	7.75%
(Select Growth Fund - Class I) | (Select Growth Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.79%
5 Years	rr_AverageAnnualReturnYear05	17.48%
10 Years	rr_AverageAnnualReturnYear10	7.45%
(Select Growth Fund - Class I) | (Select Growth Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.16%
5 Years	rr_AverageAnnualReturnYear05	14.68%
10 Years	rr_AverageAnnualReturnYear10	6.27%
(Select Growth Fund - Classes R1-R5) | (Select Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Service plan fee" has been restated to reflect maximum allowable fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States., such as American Depositary Receipts (ADRs)).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R1, Class R3, Class R4, and Class R5 shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, and Class R5 shares, as applicable. Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to that date are those of the predecessor fund's Original shares (through April 25, 2008) and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R2 shares. Returns for Class R2 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.94%. Best quarter: Q1 '12, 16.72% Worst quarter: Q4 '08, –25.42%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	7.83%
(Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	10.03%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	9.93%
Total annual fund operating expenses	rr_ExpensesOverAssets	11.01%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.81%)	[10],[25]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,008
1 Year	rr_AverageAnnualReturnYear01	33.01%
5 Years	rr_AverageAnnualReturnYear05	17.69%
10 Years	rr_AverageAnnualReturnYear10	7.15%
(Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	3.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	2.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.23%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.53%)	[25]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,053
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,948
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,244
Annual Return 2004	rr_AnnualReturn2004	10.59%
Annual Return 2005	rr_AnnualReturn2005	10.60%
Annual Return 2006	rr_AnnualReturn2006	6.28%
Annual Return 2007	rr_AnnualReturn2007	19.48%
Annual Return 2008	rr_AnnualReturn2008	(44.25%)
Annual Return 2009	rr_AnnualReturn2009	31.23%
Annual Return 2010	rr_AnnualReturn2010	16.13%
Annual Return 2011	rr_AnnualReturn2011	(4.83%)
Annual Return 2012	rr_AnnualReturn2012	15.11%
Annual Return 2013	rr_AnnualReturn2013	32.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.94%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.94%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.72%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.42%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.42%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	32.36%
5 Years	rr_AverageAnnualReturnYear05	17.19%
10 Years	rr_AverageAnnualReturnYear10	6.70%
(Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.61%
5 Years	rr_AverageAnnualReturnYear05	16.52%
10 Years	rr_AverageAnnualReturnYear10	6.40%
(Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.63%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	5.38%
(Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	14.77%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	14.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	15.75%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.30%)	[25]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,068
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,345
1 Year	rr_AverageAnnualReturnYear01	32.69%
5 Years	rr_AverageAnnualReturnYear05	16.46%
10 Years	rr_AverageAnnualReturnYear10	5.97%
(Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	11.91%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	11.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	13.14%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.54%)	[25]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,663
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,774
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,717
1 Year	rr_AverageAnnualReturnYear01	32.51%
5 Years	rr_AverageAnnualReturnYear05	17.31%
10 Years	rr_AverageAnnualReturnYear10	6.82%
(Select Growth Fund - Classes R1-R5) | (Select Growth Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	11.70%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	11.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	12.43%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.43%)	[25]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,553
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,492
1 Year	rr_AverageAnnualReturnYear01	33.29%
5 Years	rr_AverageAnnualReturnYear05	18.01%
10 Years	rr_AverageAnnualReturnYear10	7.46%
(Select Growth Fund - Class R6) | (Select Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares (through April 25, 2008), first offered on June 15, 2000, and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.74%. Best quarter: Q1 '12, 16.99% Worst quarter: Q4 '08, –25.23%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Select Growth Fund - Class R6) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Select Growth Fund - Class R6) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	7.83%
(Select Growth Fund - Class R6) | (Select Growth Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[26]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	571
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,301
Annual Return 2004	rr_AnnualReturn2004	11.99%
Annual Return 2005	rr_AnnualReturn2005	12.00%
Annual Return 2006	rr_AnnualReturn2006	7.62%
Annual Return 2007	rr_AnnualReturn2007	20.99%
Annual Return 2008	rr_AnnualReturn2008	(43.69%)
Annual Return 2009	rr_AnnualReturn2009	32.15%
Annual Return 2010	rr_AnnualReturn2010	17.15%
Annual Return 2011	rr_AnnualReturn2011	(3.97%)
Annual Return 2012	rr_AnnualReturn2012	16.11%
Annual Return 2013	rr_AnnualReturn2013	33.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.74%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.74%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.99%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.99%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.23%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	33.49%
5 Years	rr_AverageAnnualReturnYear05	18.17%
10 Years	rr_AverageAnnualReturnYear10	7.80%
(Select Growth Fund - Class R6) | (Select Growth Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.84%
5 Years	rr_AverageAnnualReturnYear05	17.51%
10 Years	rr_AverageAnnualReturnYear10	7.50%
(Select Growth Fund - Class R6) | (Select Growth Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.19%
5 Years	rr_AverageAnnualReturnYear05	14.70%
10 Years	rr_AverageAnnualReturnYear10	6.32%
(Select Growth Fund - Class T) | (Select Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 12 to 13 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 12 to 13 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially. All figures assume dividend reinvestment.

Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class T shares of the fund commenced operations on October 6, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares (through April 25, 2008) and the fund's Class A shares (from inception, April 28, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class T shares. Returns for Class T shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class T (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.84%. Best quarter: Q1 '12, 16.84% Worst quarter: Q4 '08, –25.48%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(Select Growth Fund - Class T) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Select Growth Fund - Class T) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	7.83%
(Select Growth Fund - Class T) | (Select Growth Fund) | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.23%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	622
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,946
Annual Return 2004	rr_AnnualReturn2004	10.81%
Annual Return 2005	rr_AnnualReturn2005	10.82%
Annual Return 2006	rr_AnnualReturn2006	6.49%
Annual Return 2007	rr_AnnualReturn2007	19.72%
Annual Return 2008	rr_AnnualReturn2008	(44.33%)
Annual Return 2009	rr_AnnualReturn2009	30.76%
Annual Return 2010	rr_AnnualReturn2010	16.43%
Annual Return 2011	rr_AnnualReturn2011	(4.52%)
Annual Return 2012	rr_AnnualReturn2012	15.55%
Annual Return 2013	rr_AnnualReturn2013	32.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.84%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.84%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.84%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.84%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.48%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.48%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	26.23%
5 Years	rr_AverageAnnualReturnYear05	16.22%
10 Years	rr_AverageAnnualReturnYear10	6.33%
(Select Growth Fund - Class T) | (Select Growth Fund) | Class T | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.71%
5 Years	rr_AverageAnnualReturnYear05	15.57%
10 Years	rr_AverageAnnualReturnYear10	6.03%
(Select Growth Fund - Class T) | (Select Growth Fund) | Class T | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.03%
5 Years	rr_AverageAnnualReturnYear05	13.04%
10 Years	rr_AverageAnnualReturnYear10	5.06%
(Select Growth Fund - Class ADV) | (Select Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class ADV shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares, first offered on June 15, 2000, that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class ADV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.84%. Best quarter: Q1 '12, 16.89% Worst quarter: Q4 '08, –25.31%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Select Growth Fund - Class ADV) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Select Growth Fund - Class ADV) | (Select Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	7.83%
(Select Growth Fund - Class ADV) | (Select Growth Fund) | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[27]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	671
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,491
Annual Return 2004	rr_AnnualReturn2004	11.65%
Annual Return 2005	rr_AnnualReturn2005	11.66%
Annual Return 2006	rr_AnnualReturn2006	7.29%
Annual Return 2007	rr_AnnualReturn2007	20.62%
Annual Return 2008	rr_AnnualReturn2008	(43.88%)
Annual Return 2009	rr_AnnualReturn2009	31.86%
Annual Return 2010	rr_AnnualReturn2010	16.90%
Annual Return 2011	rr_AnnualReturn2011	(4.32%)
Annual Return 2012	rr_AnnualReturn2012	15.77%
Annual Return 2013	rr_AnnualReturn2013	33.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.84%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.84%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.89%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.31%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	33.10%
5 Years	rr_AverageAnnualReturnYear05	17.85%
10 Years	rr_AverageAnnualReturnYear10	7.48%
(Select Growth Fund - Class ADV) | (Select Growth Fund) | Class ADV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.46%
5 Years	rr_AverageAnnualReturnYear05	17.19%
10 Years	rr_AverageAnnualReturnYear10	7.18%
(Select Growth Fund - Class ADV) | (Select Growth Fund) | Class ADV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.99%
5 Years	rr_AverageAnnualReturnYear05	14.43%
10 Years	rr_AverageAnnualReturnYear10	6.05%
(Small Company Fund - Class A) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 11 to 13 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 11 to 13 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indices. As of March 31, 2014, the Russell 2000 Index included market capitalizations of approximately $18 million to $10.8 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class A shares of the fund commenced operations on December 14, 2009. The returns prior to that date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares that have been recalculated to apply the gross fees and expenses of Class A shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.21%. Best quarter: Q3 '09, 17.14% Worst quarter: Q3 '11, –21.53%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(Small Company Fund - Class A) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
(Small Company Fund - Class A) | (Small Company Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[28]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,159
Annual Return 2004	rr_AnnualReturn2004	19.26%
Annual Return 2005	rr_AnnualReturn2005	4.58%
Annual Return 2006	rr_AnnualReturn2006	20.39%
Annual Return 2007	rr_AnnualReturn2007	0.35%
Annual Return 2008	rr_AnnualReturn2008	(28.63%)
Annual Return 2009	rr_AnnualReturn2009	23.88%
Annual Return 2010	rr_AnnualReturn2010	23.79%
Annual Return 2011	rr_AnnualReturn2011	(5.17%)
Annual Return 2012	rr_AnnualReturn2012	10.29%
Annual Return 2013	rr_AnnualReturn2013	34.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.21%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.21%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.14%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.14%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.53%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.53%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	27.99%
5 Years	rr_AverageAnnualReturnYear05	15.47%
10 Years	rr_AverageAnnualReturnYear10	8.24%
(Small Company Fund - Class A) | (Small Company Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.41%
5 Years	rr_AverageAnnualReturnYear05	15.36%
10 Years	rr_AverageAnnualReturnYear10	6.75%
(Small Company Fund - Class A) | (Small Company Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.29%
5 Years	rr_AverageAnnualReturnYear05	12.49%
10 Years	rr_AverageAnnualReturnYear10	6.21%
(Small Company Fund - Class ADV) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indices. As of March 31, 2014, the Russell 2000 Index included market capitalizations of approximately $18 million to $10.8 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class ADV shares of the fund commenced operations on December 14, 2009. The returns prior to this date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares that have been recalculated to apply the gross fees and expenses of Class ADV shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class ADV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.24%. Best quarter: Q3 '09, 17.08% Worst quarter: Q3 '11, –21.53%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Small Company Fund - Class ADV) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
(Small Company Fund - Class ADV) | (Small Company Fund) | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	3.34%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[28]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.50%	[29]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.15%)	[30]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,075
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,022
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,431
Annual Return 2004	rr_AnnualReturn2004	19.03%
Annual Return 2005	rr_AnnualReturn2005	4.39%
Annual Return 2006	rr_AnnualReturn2006	20.16%
Annual Return 2007	rr_AnnualReturn2007	0.16%
Annual Return 2008	rr_AnnualReturn2008	(28.76%)
Annual Return 2009	rr_AnnualReturn2009	23.58%
Annual Return 2010	rr_AnnualReturn2010	23.87%
Annual Return 2011	rr_AnnualReturn2011	(5.13%)
Annual Return 2012	rr_AnnualReturn2012	10.49%
Annual Return 2013	rr_AnnualReturn2013	34.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.24%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.24%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.08%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.08%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.53%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.53%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	34.89%
5 Years	rr_AverageAnnualReturnYear05	16.70%
10 Years	rr_AverageAnnualReturnYear10	8.71%
(Small Company Fund - Class ADV) | (Small Company Fund) | Class ADV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.29%
5 Years	rr_AverageAnnualReturnYear05	16.59%
10 Years	rr_AverageAnnualReturnYear10	7.22%
(Small Company Fund - Class ADV) | (Small Company Fund) | Class ADV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.23%
5 Years	rr_AverageAnnualReturnYear05	13.54%
10 Years	rr_AverageAnnualReturnYear10	6.62%
(Small Company Fund - Class I) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indices. As of March 31, 2014, the Russell 2000 Index included market capitalizations of approximately $18 million to $10.8 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class I shares of the fund commenced operations on December 14, 2009. The returns prior to that date are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (through April 30, 2008), and the returns of the predecessor fund's Institutional shares (through December 11, 2009) that have been recalculated to apply the gross fees and expenses of Class I shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.26%. Best quarter: Q3 '09, 17.25% Worst quarter: Q3 '11, –21.45%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Small Company Fund - Class I) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
(Small Company Fund - Class I) | (Small Company Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[28]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%	[29]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[31]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	642
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,419
Annual Return 2004	rr_AnnualReturn2004	19.72%
Annual Return 2005	rr_AnnualReturn2005	4.99%
Annual Return 2006	rr_AnnualReturn2006	20.85%
Annual Return 2007	rr_AnnualReturn2007	0.74%
Annual Return 2008	rr_AnnualReturn2008	(28.35%)
Annual Return 2009	rr_AnnualReturn2009	24.26%
Annual Return 2010	rr_AnnualReturn2010	24.10%
Annual Return 2011	rr_AnnualReturn2011	(4.85%)
Annual Return 2012	rr_AnnualReturn2012	10.77%
Annual Return 2013	rr_AnnualReturn2013	35.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.26%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.24%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.25%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.45%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.45%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	35.21%
5 Years	rr_AverageAnnualReturnYear05	17.05%
10 Years	rr_AverageAnnualReturnYear10	9.19%
(Small Company Fund - Class I) | (Small Company Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.61%
5 Years	rr_AverageAnnualReturnYear05	16.94%
10 Years	rr_AverageAnnualReturnYear10	7.69%
(Small Company Fund - Class I) | (Small Company Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.40%
5 Years	rr_AverageAnnualReturnYear05	13.84%
10 Years	rr_AverageAnnualReturnYear10	7.01%
(Small Company Fund - Classes R1-R5) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect contractual changes in custody fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indices. As of March 31, 2014, the Russell 2000 Index included market capitalizations of approximately $18 million to $10.8 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. Calendar year total returns are shown only for Class R1 shares and would be different for other share classes.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class R1 shares and would be different for other classes. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R1, Class R3, Class R4, and Class R5 shares of the fund commenced operations on April 30, 2010; Class R2 shares of the fund commenced operations on March 1, 2012. The returns prior to these dates are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (through December 11, 2009), and the returns of the fund's Class A shares (from inception, December 14, 2009) that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares, as applicable. Returns for Class R1, Class R2, Class R3, Class R4, and Class R5 shares would have been substantially similar to returns of Class A shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.13%. Best quarter: Q3 '09, 17.02% Worst quarter: Q3 '11, –21.63%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class R1 shares and would be different for other classes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Small Company Fund - Classes R1-R5) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
(Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.55%	[32]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[32],[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.30%	[32]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[28]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.96%	[29]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[33]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	807
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,199
Annual Return 2004	rr_AnnualReturn2004	18.76%
Annual Return 2005	rr_AnnualReturn2005	4.15%
Annual Return 2006	rr_AnnualReturn2006	19.89%
Annual Return 2007	rr_AnnualReturn2007	(0.07%)
Annual Return 2008	rr_AnnualReturn2008	(28.93%)
Annual Return 2009	rr_AnnualReturn2009	23.36%
Annual Return 2010	rr_AnnualReturn2010	23.19%
Annual Return 2011	rr_AnnualReturn2011	(5.53%)
Annual Return 2012	rr_AnnualReturn2012	9.99%
Annual Return 2013	rr_AnnualReturn2013	34.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.13%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.13%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.02%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.63%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	34.29%
5 Years	rr_AverageAnnualReturnYear05	16.22%
10 Years	rr_AverageAnnualReturnYear10	8.37%
(Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.68%
5 Years	rr_AverageAnnualReturnYear05	16.11%
10 Years	rr_AverageAnnualReturnYear10	6.88%
(Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.89%
5 Years	rr_AverageAnnualReturnYear05	13.14%
10 Years	rr_AverageAnnualReturnYear10	6.34%
(Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	6.96%	[32]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[32],[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	6.71%	[32]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[28]
Total annual fund operating expenses	rr_ExpensesOverAssets	8.12%	[29]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.56%)	[33]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,787
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,736
1 Year	rr_AverageAnnualReturnYear01	34.63%
5 Years	rr_AverageAnnualReturnYear05	15.49%
10 Years	rr_AverageAnnualReturnYear10	7.45%
(Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	9.46%	[32]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%	[32],[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	9.31%	[32]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[28]
Total annual fund operating expenses	rr_ExpensesOverAssets	10.87%	[29]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.16%)	[33]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,968
1 Year	rr_AverageAnnualReturnYear01	34.39%
5 Years	rr_AverageAnnualReturnYear05	16.34%
10 Years	rr_AverageAnnualReturnYear10	8.47%
(Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	17.87%	[32]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[32],[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	17.77%	[32]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[28]
Total annual fund operating expenses	rr_ExpensesOverAssets	19.03%	[29]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.72%)	[10],[33]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,546
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,067
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,856
1 Year	rr_AverageAnnualReturnYear01	34.94%
5 Years	rr_AverageAnnualReturnYear05	16.72%
10 Years	rr_AverageAnnualReturnYear10	8.82%
(Small Company Fund - Classes R1-R5) | (Small Company Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses Over Assets	rr_OtherExpensesOverAssets	5.08%	[32]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[32],[8]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	5.08%	[32]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[28]
Total annual fund operating expenses	rr_ExpensesOverAssets	6.04%	[29]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.93%)	[33]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,355
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,571
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,503
1 Year	rr_AverageAnnualReturnYear01	35.21%
5 Years	rr_AverageAnnualReturnYear05	17.03%
10 Years	rr_AverageAnnualReturnYear10	9.12%
(Small Company Fund - Class R6) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect contractual changes in custody fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indices. As of March 31, 2014, the Russell 2000 Index included market capitalizations of approximately $18 million to $10.8 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date are based on the returns of FMA Small Company Portfolio's (predecessor fund) Investor shares (through December 11, 2009) and the returns of the fund's Class A shares (from inception, December 14, 2009) which have been recalculated to apply the estimated gross fees and expenses of the fund's Class R6 shares. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.29%. Best quarter: Q3 '09, 17.25% Worst quarter: Q3 '11, –21.50%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Small Company Fund - Class R6) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
(Small Company Fund - Class R6) | (Small Company Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	6.75%	[34]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[35]
Total annual fund operating expenses	rr_ExpensesOverAssets	7.66%	[36]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.67%)	[37]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,468
Annual Return 2004	rr_AnnualReturn2004	19.73%
Annual Return 2005	rr_AnnualReturn2005	5.00%
Annual Return 2006	rr_AnnualReturn2006	20.87%
Annual Return 2007	rr_AnnualReturn2007	0.75%
Annual Return 2008	rr_AnnualReturn2008	(28.34%)
Annual Return 2009	rr_AnnualReturn2009	24.38%
Annual Return 2010	rr_AnnualReturn2010	24.28%
Annual Return 2011	rr_AnnualReturn2011	(4.88%)
Annual Return 2012	rr_AnnualReturn2012	10.82%
Annual Return 2013	rr_AnnualReturn2013	35.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.29%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.25%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.50%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	35.32%
5 Years	rr_AverageAnnualReturnYear05	17.13%
10 Years	rr_AverageAnnualReturnYear10	9.23%
(Small Company Fund - Class R6) | (Small Company Fund) | Class R6 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.72%
5 Years	rr_AverageAnnualReturnYear05	17.02%
10 Years	rr_AverageAnnualReturnYear10	7.73%
(Small Company Fund - Class R6) | (Small Company Fund) | Class R6 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.46%
5 Years	rr_AverageAnnualReturnYear05	13.91%
10 Years	rr_AverageAnnualReturnYear10	7.05%
(Strategic Growth Fund - Class A) | (Strategic Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 91 to 95 of the fund's statement of additional information under "Initial Sales Charge on Class A and Class T Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $2.2 billion to $545.3 billion, as of May 31, 2014, and is expected to change frequently. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach which encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment, and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 0.39%. Best quarter: Q1 '12, 18.79% Worst quarter: Q2 '12, -5.77%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291
(Strategic Growth Fund - Class A) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.48%
Inception	rr_AverageAnnualReturnSinceInception	25.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Strategic Growth Fund - Class A) | (Strategic Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	20
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.51%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[38]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	626
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,194
Annual Return 2012	rr_AnnualReturn2012	14.80%
Annual Return 2013	rr_AnnualReturn2013	36.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 0.39%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.39%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.79%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, -5.77%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	29.90%
Inception	rr_AverageAnnualReturnSinceInception	22.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Strategic Growth Fund - Class A) | (Strategic Growth Fund) | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.39%
Inception	rr_AverageAnnualReturnSinceInception	22.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Strategic Growth Fund - Class A) | (Strategic Growth Fund) | Class A | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.34%
Inception	rr_AverageAnnualReturnSinceInception	17.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Strategic Growth Fund - Class I) | (Strategic Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current transfer agency and service fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $2.2 billion to $545.3 billion, as of May 31, 2014, and is expected to change frequently. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach which encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment, and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Calendar year total returns. These do not include sales charges and would have been lower if they did.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class I (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 0.52%. Best quarter: Q1 '12, 18.98% Worst quarter: Q2 '12, –5.76%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(Strategic Growth Fund - Class I) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.48%
Inception	rr_AverageAnnualReturnSinceInception	25.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Strategic Growth Fund - Class I) | (Strategic Growth Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	1.93%	[39]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)	[40]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	656
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,244
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,838
Annual Return 2012	rr_AnnualReturn2012	15.25%
Annual Return 2013	rr_AnnualReturn2013	37.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 0.52%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.98%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, -5.76%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.76%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	37.20%
Inception	rr_AverageAnnualReturnSinceInception	26.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Strategic Growth Fund - Class I) | (Strategic Growth Fund) | Class I | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.50%
Inception	rr_AverageAnnualReturnSinceInception	25.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Strategic Growth Fund - Class I) | (Strategic Growth Fund) | Class I | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.51%
Inception	rr_AverageAnnualReturnSinceInception	20.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Equity and International Funds - Class NAV) | (Core High Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt securities that are rated, at the time of purchase, below investment-grade (debt securities rated Ba and below by Moody's Investors Service, Inc. (Moody's) and BB and below by Standard & Poor's Ratings Services (S&P), and their unrated equivalents, are considered high-yield and junk bonds). Up to 30% of the total assets of the fund may be invested in debt securities of foreign issuers, including those in emerging markets. The fund may also invest up to 10% of its total assets in domestic and foreign equities of any market capitalization range.

The fund will invest in below-investment-grade (high-yield) securities that, at the time of purchase, offer the potential for higher returns, as they carry a higher yield to compensate for the higher risk. In deciding among securities to purchase, the subadvisor may take into account the credit quality, country of issue, interest rate, liquidity, maturity, and yield of a security as well as other factors, including the fund's duration and prevailing and anticipated market conditions. The corporate debt that the fund invests in includes traditional corporate bonds as well as bank loans. At the time of purchase, no more than 10% of the fund's total assets may be invested in securities that are rated in default by Moody's and S&P, and its unrated equivalents. There is no limit on the fund's average maturity. The fund may engage in derivatives transactions that include bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of reducing risk and/or enhancing investment returns.

The subadvisor uses a fundamentally driven research process that focuses on current income and capital appreciation, with the aim of managing for the potential loss of capital. The fund is constructed on a two-tier basis. The core, or first-tier, generally holds debt rated BB and B (and unrated equivalents). The second-tier holds more volatile debt, typically rated CCC and below, and, compared to the first tier, may be managed with a higher portfolio turnover or with shorter investment horizons.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to the risks of investing in high-yield securities that have not defaulted. The fund generally will not receive interest payments on defaulted debt securities, and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to defaulted debt, the fund may lose its entire investment in such securities.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.03%. Best quarter: Q3 '10, 7.94% Worst quarter: Q3 '11, –5.03%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class NAV) | (Core High Yield Fund) | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.41%
Inception	rr_AverageAnnualReturnSinceInception	16.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Equity and International Funds - Class NAV) | (Core High Yield Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.64%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.08%	[41]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
Annual Return 2010	rr_AnnualReturn2010	21.19%
Annual Return 2011	rr_AnnualReturn2011	7.15%
Annual Return 2012	rr_AnnualReturn2012	15.93%
Annual Return 2013	rr_AnnualReturn2013	8.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.03%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 7.94%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -5.03%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.03%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	8.86%
Inception	rr_AverageAnnualReturnSinceInception	16.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Equity and International Funds - Class NAV) | (Core High Yield Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.48%
Inception	rr_AverageAnnualReturnSinceInception	11.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Equity and International Funds - Class NAV) | (Core High Yield Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.00%
Inception	rr_AverageAnnualReturnSinceInception	11.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2009
(Equity and International Funds - Class NAV) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.61%. Best quarter: Q1 '12, 14.29% Worst quarter: Q3 '11, –17.04%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class NAV) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
Inception	rr_AverageAnnualReturnSinceInception	19.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(Equity and International Funds - Class NAV) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Inception	rr_AverageAnnualReturnSinceInception	19.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(Equity and International Funds - Class NAV) | (Disciplined Value Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Annual Return 2010	rr_AnnualReturn2010	13.17%
Annual Return 2011	rr_AnnualReturn2011	0.49%
Annual Return 2012	rr_AnnualReturn2012	20.05%
Annual Return 2013	rr_AnnualReturn2013	36.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.61%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 14.29%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.29%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -17.04%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.04%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	36.07%
Inception	rr_AverageAnnualReturnSinceInception	19.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(Equity and International Funds - Class NAV) | (Disciplined Value Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.71%
Inception	rr_AverageAnnualReturnSinceInception	18.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(Equity and International Funds - Class NAV) | (Disciplined Value Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%
Inception	rr_AverageAnnualReturnSinceInception	15.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
(Equity and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the subadvisor as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2014, between $968 million and $35.9 billion.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Mid Cap Value Fund's (predecessor fund) Investor shares (through July 9, 2010), first offered on June 2, 1997, and the fund's Class A shares (from inception, July 12, 2010) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.76%. Best quarter: Q2 '09, 19.76% Worst quarter: Q4 '08, –21.81%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
10 Years	rr_AverageAnnualReturnYear10	10.25%
(Equity and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.04%	[41]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2004	rr_AnnualReturn2004	21.04%
Annual Return 2005	rr_AnnualReturn2005	10.44%
Annual Return 2006	rr_AnnualReturn2006	17.27%
Annual Return 2007	rr_AnnualReturn2007	5.56%
Annual Return 2008	rr_AnnualReturn2008	(32.22%)
Annual Return 2009	rr_AnnualReturn2009	41.40%
Annual Return 2010	rr_AnnualReturn2010	23.61%
Annual Return 2011	rr_AnnualReturn2011	0.92%
Annual Return 2012	rr_AnnualReturn2012	18.60%
Annual Return 2013	rr_AnnualReturn2013	39.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.76%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.76%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 19.76%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -21.81%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.81%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	39.77%
5 Years	rr_AverageAnnualReturnYear05	23.94%
10 Years	rr_AverageAnnualReturnYear10	12.61%
(Equity and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.89%
5 Years	rr_AverageAnnualReturnYear05	23.69%
10 Years	rr_AverageAnnualReturnYear10	10.83%
(Equity and International Funds - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.86%
5 Years	rr_AverageAnnualReturnYear05	19.68%
10 Years	rr_AverageAnnualReturnYear10	9.86%
(Equity and International Funds - Class NAV) | (Global Shareholder Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadvisor believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadvisor believes such companies offer attractive opportunities. The subadvisor desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadvisor seeks to produce a portfolio with a dividend yield exceeding that of the MSCI World Index. In selecting portfolio securities, the subadvisor seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The subadvisor sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.14%. Best quarter: Q3 '10, 14.53% Worst quarter: Q3 '11, –10.02%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class NAV) | (Global Shareholder Yield Fund) | MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%
5 Years	rr_AverageAnnualReturnYear05	15.68%
Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(Equity and International Funds - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.80%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2009	rr_AnnualReturn2009	23.57%
Annual Return 2010	rr_AnnualReturn2010	12.51%
Annual Return 2011	rr_AnnualReturn2011	5.77%
Annual Return 2012	rr_AnnualReturn2012	10.74%
Annual Return 2013	rr_AnnualReturn2013	24.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 3.14%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.14%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 14.53%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -10.02%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.02%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	24.07%
5 Years	rr_AverageAnnualReturnYear05	15.10%
Inception	rr_AverageAnnualReturnSinceInception	7.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(Equity and International Funds - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.25%
5 Years	rr_AverageAnnualReturnYear05	13.50%
Inception	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(Equity and International Funds - Class NAV) | (Global Shareholder Yield Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.35%
5 Years	rr_AverageAnnualReturnYear05	11.45%
Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2008
(Equity and International Funds - Class NAV) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.53%. Best quarter: Q2 '09, 20.90% Worst quarter: Q3 '11, –19.57%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class NAV) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	12.96%
Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(Equity and International Funds - Class NAV) | (International Core Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Annual Return 2007	rr_AnnualReturn2007	11.45%
Annual Return 2008	rr_AnnualReturn2008	(38.84%)
Annual Return 2009	rr_AnnualReturn2009	18.96%
Annual Return 2010	rr_AnnualReturn2010	9.74%
Annual Return 2011	rr_AnnualReturn2011	(10.02%)
Annual Return 2012	rr_AnnualReturn2012	14.65%
Annual Return 2013	rr_AnnualReturn2013	25.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.53%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 20.90%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -19.57%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	25.13%
5 Years	rr_AverageAnnualReturnYear05	11.00%
Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(Equity and International Funds - Class NAV) | (International Core Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.33%
5 Years	rr_AverageAnnualReturnYear05	9.94%
Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(Equity and International Funds - Class NAV) | (International Core Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.18%
5 Years	rr_AverageAnnualReturnYear05	8.26%
Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2006
(Equity and International Funds - Class NAV) | (International Value Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The subadvisor assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the subadvisor identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the subadvisor focuses on stock selection rather than country allocation. The fund's country allocation rarely will be identical to the MSCI World ex-USA Index because the subadvisor usually will find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the subadvisor's view of their real worth or future prospects. The subadvisor uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium company risk. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI World ex-USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

Class NAV shares of the fund commenced operations on December 16, 2011. The returns prior to that date are those of Optique International Value Fund's (predecessor fund) Class A shares (through February 11, 2011), and the fund's Class A shares (from inception, February 14, 2011) that in each case have been recalculated to apply the gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.85%. Best quarter: Q2 '09, 29.56% Worst quarter: Q4 '08, –22.23%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI World-ex USA Value Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class NAV) | (International Value Equity Fund) | MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	13.04%
10 Years	rr_AverageAnnualReturnYear10	7.57%
(Equity and International Funds - Class NAV) | (International Value Equity Fund) | MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.16%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	7.71%
(Equity and International Funds - Class NAV) | (International Value Equity Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Annual Return 2004	rr_AnnualReturn2004	23.41%
Annual Return 2005	rr_AnnualReturn2005	11.52%
Annual Return 2006	rr_AnnualReturn2006	25.94%
Annual Return 2007	rr_AnnualReturn2007	6.53%
Annual Return 2008	rr_AnnualReturn2008	(43.41%)
Annual Return 2009	rr_AnnualReturn2009	39.22%
Annual Return 2010	rr_AnnualReturn2010	15.18%
Annual Return 2011	rr_AnnualReturn2011	(12.69%)
Annual Return 2012	rr_AnnualReturn2012	17.85%
Annual Return 2013	rr_AnnualReturn2013	15.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.85%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.85%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 29.56%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -22.23%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	13.71%
10 Years	rr_AverageAnnualReturnYear10	7.10%
(Equity and International Funds - Class NAV) | (International Value Equity Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	10.70%
10 Years	rr_AverageAnnualReturnYear10	4.68%
(Equity and International Funds - Class NAV) | (International Value Equity Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.88%
5 Years	rr_AverageAnnualReturnYear05	9.77%
10 Years	rr_AverageAnnualReturnYear10	5.11%
(Equity and International Funds - Class NAV) | (Select Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the United States. The subadvisor considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies (when the subadvisor believes such companies to be especially attractive). Investments in companies with market capitalizations below $3 billion will normally compose less than 20% of the fund's net assets. The fund will normally invest in approximately 40 to 50 companies.

The subadvisor's investment team uses a rigorous fundamental research and bottom-up approach to make long-term investments in growth companies. The investment team considers growth companies to be those companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong financial characteristics, and a positive approach toward shareholders. In order to achieve this objective, companies considered for investment are evaluated against their industry to determine the growth rate of the industry, barriers to entry, and the company's competitive advantages. Each company in the portfolio is evaluated from a bottom-up perspective to determine its financial strength using metrics that include earnings growth, cash generation, profitability, returns on capital, interest coverage, and balance sheet strength. In addition, the team rigorously evaluates each management team's strategies for growth and whether they run the business in the best interests of shareholders. The investment team uses intrinsic and relative valuation metrics to determine if each company's growth is undervalued by the market. Research is conducted with a three- to five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. The fund may invest in any sector, and the investment team's high conviction in individual companies may from time to time produce significant concentrations in some broad industry groups.

The fund may invest up to 20% of its net assets in foreign currency-denominated securities that are traded in foreign markets. In addition, the fund may invest up to 25% of its net assets in securities of foreign issues that are traded in the U.S. (including U.S. dollar-denominated securities traded in the United States, such as American Depositary Receipts (ADRs)).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to the close of business on April 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with relatively higher price-to-book ratios and higher forecasted growth.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Class NAV shares of the fund commenced operations on April 28, 2008. The returns prior to that date are those of Rainier Large Cap Growth Equity Portfolio's (predecessor fund) Original shares that have been recalculated to apply the gross fees and expenses of Class NAV shares.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.70%. Best quarter: Q1 '12, 16.98% Worst quarter: Q4 '08, –25.23%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class NAV) | (Select Growth Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
(Equity and International Funds - Class NAV) | (Select Growth Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Equity and International Funds - Class NAV) | (Select Growth Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2004	rr_AnnualReturn2004	12.04%
Annual Return 2005	rr_AnnualReturn2005	12.05%
Annual Return 2006	rr_AnnualReturn2006	7.66%
Annual Return 2007	rr_AnnualReturn2007	21.04%
Annual Return 2008	rr_AnnualReturn2008	(43.69%)
Annual Return 2009	rr_AnnualReturn2009	32.29%
Annual Return 2010	rr_AnnualReturn2010	17.20%
Annual Return 2011	rr_AnnualReturn2011	(3.96%)
Annual Return 2012	rr_AnnualReturn2012	16.14%
Annual Return 2013	rr_AnnualReturn2013	33.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was –1.70%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.70%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 16.98%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.23%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	33.59%
5 Years	rr_AverageAnnualReturnYear05	18.23%
10 Years	rr_AverageAnnualReturnYear10	7.85%
(Equity and International Funds - Class NAV) | (Select Growth Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.72%
5 Years	rr_AverageAnnualReturnYear05	17.52%
10 Years	rr_AverageAnnualReturnYear10	7.51%
(Equity and International Funds - Class NAV) | (Select Growth Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.04%
5 Years	rr_AverageAnnualReturnYear05	14.70%
10 Years	rr_AverageAnnualReturnYear10	6.33%
(Equity and International Funds - Class NAV) | (Small Company Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks maximum long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indices. As of March 31, 2014, the Russell 2000 Index included market capitalizations of approximately $18 million to $10.8 billion. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The subadvisor employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The subadvisor evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The subadvisor believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The subadvisor continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations accordingly. The subadvisor attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The subadvisor will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The subadvisor generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Small company risk. Stocks of smaller companies are more volatile than stocks of larger companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Because Class NAV shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (through December 11, 2009) and the fund's Class A shares (from inception, December 14, 2009) that in each case have been recalculated to apply the estimated gross fees and expenses of Class NAV shares. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.33%. Best quarter: Q3 '09, 17.28% Worst quarter: Q3 '11, –21.47%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class NAV) | (Small Company Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
(Equity and International Funds - Class NAV) | (Small Company Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.08%	[41]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[28]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Annual Return 2004	rr_AnnualReturn2004	19.83%
Annual Return 2005	rr_AnnualReturn2005	5.09%
Annual Return 2006	rr_AnnualReturn2006	20.96%
Annual Return 2007	rr_AnnualReturn2007	0.83%
Annual Return 2008	rr_AnnualReturn2008	(28.29%)
Annual Return 2009	rr_AnnualReturn2009	24.48%
Annual Return 2010	rr_AnnualReturn2010	24.38%
Annual Return 2011	rr_AnnualReturn2011	(4.87%)
Annual Return 2012	rr_AnnualReturn2012	10.64%
Annual Return 2013	rr_AnnualReturn2013	35.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.33%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.33%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '09, 17.28%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '11, -21.47%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.47%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	35.38%
5 Years	rr_AverageAnnualReturnYear05	17.14%
10 Years	rr_AverageAnnualReturnYear10	9.28%
(Equity and International Funds - Class NAV) | (Small Company Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.77%
5 Years	rr_AverageAnnualReturnYear05	17.04%
10 Years	rr_AverageAnnualReturnYear10	7.78%
(Equity and International Funds - Class NAV) | (Small Company Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.51%
5 Years	rr_AverageAnnualReturnYear05	13.89%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(Equity and International Funds - Class NAV) | (Strategic Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the subadvisor defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $2.2 billion to $545.3 billion, as of May 31, 2014, and is expected to change frequently. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The subadvisor's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The subadvisor employs a five-step mosaic research approach which encompasses industry group analysis, company history and financial analysis, earnings growth sustainability analysis, fundamental catalyst assessment, and consensus estimate comparisons. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the subadvisor's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the subadvisor devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund may invest in any sector, and at times may emphasize one or more particular sectors. The fund sells a company's securities when the subadvisor sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the subadvisor believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the subadvisor's expectations.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 40 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/FundPerformance, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 0.52%. Best quarter: Q1 '12, 18.98% Worst quarter: Q2 '12, –5.67%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class NAV) | (Strategic Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.48%
Inception	rr_AverageAnnualReturnSinceInception	25.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Equity and International Funds - Class NAV) | (Strategic Growth Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.70%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Annual Return 2012	rr_AnnualReturn2012	15.44%
Annual Return 2013	rr_AnnualReturn2013	37.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 0.52%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q1 '12, 18.98%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, -5.67%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	37.42%
Inception	rr_AverageAnnualReturnSinceInception	26.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Equity and International Funds - Class NAV) | (Strategic Growth Fund) | Class NAV | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.38%
Inception	rr_AverageAnnualReturnSinceInception	25.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Equity and International Funds - Class NAV) | (Strategic Growth Fund) | Class NAV | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.39%
Inception	rr_AverageAnnualReturnSinceInception	20.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Equity and International Funds - Class 1) | (Disciplined Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the subadvisor as having value characteristics.

The subadvisor examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The subadvisor selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Because Class 1 shares of the fund had not commenced operations prior to the date of this prospectus, the returns are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (through December 19, 2008), first offered on January 16, 1997, and the fund's Class A shares (from inception, December 22, 2008) that in each case have been recalculated to apply the gross fees and expenses of Class 1 shares. Returns for Class 1 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class 1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.59%. Best quarter: Q2 '09, 18.20% Worst quarter: Q4 '08, –20.51%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund's performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class 1) | (Disciplined Value Fund) | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
(Equity and International Funds - Class 1) | (Disciplined Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
(Equity and International Funds - Class 1) | (Disciplined Value Fund) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.04%	[42]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Annual Return 2004	rr_AnnualReturn2004	15.94%
Annual Return 2005	rr_AnnualReturn2005	10.69%
Annual Return 2006	rr_AnnualReturn2006	19.62%
Annual Return 2007	rr_AnnualReturn2007	4.42%
Annual Return 2008	rr_AnnualReturn2008	(33.12%)
Annual Return 2009	rr_AnnualReturn2009	26.66%
Annual Return 2010	rr_AnnualReturn2010	13.03%
Annual Return 2011	rr_AnnualReturn2011	0.45%
Annual Return 2012	rr_AnnualReturn2012	20.06%
Annual Return 2013	rr_AnnualReturn2013	36.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.59%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.59%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.20%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.51%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.51%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	36.05%
5 Years	rr_AverageAnnualReturnYear05	18.63%
10 Years	rr_AverageAnnualReturnYear10	9.68%
(Equity and International Funds - Class 1) | (Disciplined Value Fund) | Class 1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.25%
5 Years	rr_AverageAnnualReturnYear05	18.01%
10 Years	rr_AverageAnnualReturnYear10	8.65%
(Equity and International Funds - Class 1) | (Disciplined Value Fund) | Class 1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.57%
5 Years	rr_AverageAnnualReturnYear05	15.17%
10 Years	rr_AverageAnnualReturnYear10	7.80%
(Equity and International Funds - Class 1) | (International Core Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed-market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Preferred stock risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class 1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.50%. Best quarter: Q2 '09, 18.20% Worst quarter: Q4 '08, –20.51%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class 1) | (International Core Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	12.96%
Inception	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(Equity and International Funds - Class 1) | (International Core Fund) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2007	rr_AnnualReturn2007	11.42%
Annual Return 2008	rr_AnnualReturn2008	(38.88%)
Annual Return 2009	rr_AnnualReturn2009	18.95%
Annual Return 2010	rr_AnnualReturn2010	9.65%
Annual Return 2011	rr_AnnualReturn2011	(10.04%)
Annual Return 2012	rr_AnnualReturn2012	14.59%
Annual Return 2013	rr_AnnualReturn2013	25.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 2.50%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.50%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 18.20%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -20.51%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.51%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	25.12%
5 Years	rr_AverageAnnualReturnYear05	10.96%
Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(Equity and International Funds - Class 1) | (International Core Fund) | Class 1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.35%
5 Years	rr_AverageAnnualReturnYear05	9.90%
Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(Equity and International Funds - Class 1) | (International Core Fund) | Class 1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.18%
5 Years	rr_AverageAnnualReturnYear05	8.22%
Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2006
(Equity and International Funds - Class 1) | (International Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI EAFE Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the United States.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets, and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the portfolio for other factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 15 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund, by showing changes in the fund's performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market-capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns—Class 1 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.50%. Best quarter: Q3 '10, 17.79% Worst quarter: Q3 '08, –19.27%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	however, as always, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(Equity and International Funds - Class 1) | (International Growth Fund) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.94%
5 Years	rr_AverageAnnualReturnYear05	13.21%
Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(Equity and International Funds - Class 1) | (International Growth Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	12.96%
Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(Equity and International Funds - Class 1) | (International Growth Fund) | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
Annual Return 2007	rr_AnnualReturn2007	12.25%
Annual Return 2008	rr_AnnualReturn2008	(37.19%)
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	13.74%
Annual Return 2011	rr_AnnualReturn2011	(8.22%)
Annual Return 2012	rr_AnnualReturn2012	20.00%
Annual Return 2013	rr_AnnualReturn2013	22.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the three months ended March 31, 2014, was 1.50%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.50%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '10, 17.79%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q3 '08, -19.27%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	22.45%
5 Years	rr_AverageAnnualReturnYear05	13.31%
Inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(Equity and International Funds - Class 1) | (International Growth Fund) | Class 1 | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.83%
5 Years	rr_AverageAnnualReturnYear05	12.37%
Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006
(Equity and International Funds - Class 1) | (International Growth Fund) | Class 1 | After tax on distributions, with sale
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.18%
5 Years	rr_AverageAnnualReturnYear05	10.43%
Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2006

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.
[3]	To the extent that expenses of Class C shares exceed 1.93% of average annual net assets (on an annualized basis) attributable to Class C shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	To the extent that expenses of Class I shares exceed 0.87% of average annual net assets (on an annualized basis) attributable to Class I shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	"Other expenses" have been restated to reflect current transfer agency and service fees
[6]	"Other expenses" have been restated to reflect current transfer agency and service fees.
[7]	To the extent that expenses of Class I2 shares exceed 0.85% of average annual net assets (on an annualized basis) attributable to Class I2 shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[8]	"Service plan fee" has been restated to reflect maximum allowable fees.
[9]	To the extent that expenses of shares exceed 1.57%, 1.32%, and 1.47% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R3 shares, respectively (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[10]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2015, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[11]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue-sky fees, and printing and postage fees, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
[12]	To the extent that expenses of Class ADV shares exceed 1.25% of average annual net assets (on an annualized basis) attributable to Class ADV shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[13]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[14]	To the extent that expenses of Class R4 shares exceed 1.15% of average annual net assets (on an annualized basis) attributable to Class R4 shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[15]	To the extent that expenses of Class R2 shares exceed 1.47% of average annual net assets (on an annualized basis) attributable to Class R2 shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[16]	The advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver, to the extent that expenses of Class R6 shares exceed 0.97% of average annual net assets (on an annualized basis) attributable to Class R6 shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[17]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class B shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[18]	To the extent that expenses of Class C shares exceed 2.30% of average annual net assets (on an annualized basis) attributable to Class C shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[19]	To the extent that expenses of shares exceed 1.90%, 1.65%, 1.80%, 1.40%, and 1.20% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[20]	The advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver, to the extent that expenses of Class R6 shares exceed 1.12% of average annual net assets (on an annualized basis) attributable to Class R6 shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[21]	To the extent that expenses of Class A shares exceed 1.60% of average annual net assets (on an annualized basis) attributable to Class A shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[22]	To the extent that expenses of Class I shares exceed 1.29% of average annual net assets (on an annualized basis) attributable to Class I shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[23]	To the extent that expenses of shares exceed 1.68% and 1.43% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares, respectively (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[24]	The advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver, to the extent that expenses of Class R6 shares exceed 1.10% of average annual net assets (on an annualized basis) attributable to Class R6 shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[25]	To the extent that expenses of shares exceed 1.70%, 1.45%, 1.60%, 1.20%, and 1.00% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[26]	The advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver, to the extent that expenses of Class R6 shares exceed 0.86% of average annual net assets (on an annualized basis) attributable to Class R6 shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[27]	To the extent that expenses of Class ADV shares exceed 1.14% of average annual net assets (on an annualized basis) attributable to Class ADV shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[28]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[29]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[30]	To the extent that expenses of Class ADV shares exceed 1.34% of average annual net assets (on an annualized basis) attributable to Class ADV shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[31]	To the extent that expenses of Class I shares exceed 1.14% of average annual net assets (on an annualized basis) attributable to Class I shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[32]	"Other expenses" have been restated to reflect contractual changes in custody fees.
[33]	To the extent that expenses of shares exceed 1.80%, 1.55%, 1.70%, 1.30%, and 1.10% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[34]	"Other expenses" have been restated to reflect contractual changes in custody fees.
[35]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[36]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[37]	The advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver, to the extent that expenses of Class R6 shares exceed 1.04% of average annual net assets (on an annualized basis) attributable to Class R6 shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund level and class specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[38]	To the extent that expenses of Class A shares exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class A shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[39]	"Other expenses" have been restated to reflect current transfer agency and service fees.
[40]	To the extent that expenses of Class I shares exceed 0.94% of average annual net assets (on an annualized basis) attributable to Class I shares (Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on June 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[41]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[42]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.